Employee Benefit Plan, Description of Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) year fund Loan Rate
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Minimum Annual Contribution to Plan, Percentage of Total Compensation | Rate	1.00%
EBP, Participant Contribution, Pretax, Maximum Annual Contribution to Plan, Percentage of Total Compensation | Rate	80.00%
EBP, Number of Primary Investment Funds in Plan | fund	35
EBP, Number of Mutual Funds Within Expanded Choice Select Funds Available for Contributions | fund	160
EBP, Participant Maximum Contribution to Plan, After Tax	10.00%
EBP, Automatic Employer Contribution of Employee Eligible Compensation to Retirement Benefit Account | Rate	5.00%
EBP, Minimum Employment Period for Eligibility For Employer Contribution to Retirement Benefit Account	30 days
EBP, Minimum Number of Funds to Which Participant Can Make Contributions	1
EBP, Participant Contributions of Eligible Compensation to Funds, Percentage Multiple	1.00%
EBP, Participant Age Used to Determine Target Retirement Fund to Invest Contribution When Election by Participant is Not Made | year	65
EBP Eligible Participant Minimum Installment Distribution Amount | $	$ 500
EBP, Maximum Penalty Free Withdrawal Per IRS Rules Due to Federally Declared Disaster | $	$ 22,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage | Rate	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount | $	$ 50,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount | $	500
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value | $
EBP Hardship Withdrawal Potential Additional Tax Percentage on Early Distributions | Rate	10.00%
EBP, Disaster Related Early Withdrawal Maximum Elective Repayment Period Per IRS Rules to Avoid Ordinary Income Treatment	3 years
EBP, Participant Loans Incremental Amount in Which Loans Are Granted | $	$ 1
EBP, Period of Time Under Which Participant Borrowings Are Subject to the Maximum Amount and Percent of Total Account Loan Rules	12 months
EBP, Maximum Number of Participant Loans Outstanding Simultaneously | Loan	2
EBP, Participant Loans Fixed Interest Rate Percentage Added Increment to Prime Rate | Rate	1.25%
EBP, Participant Account Balance Maximum that Results in Lump-Sum Distribution of Account Balance Upon Employment Termination | $	$ 1,000
EBP, Participant Account Balance Minimum Allowing Deferral of Distribution to IRS Limit | $	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant General Purpose Loan Agreement, Term	1 year
EBP, Participant Primary Residence Loan, Term	1 year
EBP, Acquired Company Participant Loans, Term	10 years
EBP, Asset Held for Investment, Participant Loan, Interest Rate | Rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant General Purpose Loan Agreement, Term	4 years
EBP, Participant Primary Residence Loan, Term	10 years
EBP, Acquired Company Participant Loans, Term	30 years
EBP, Asset Held for Investment, Participant Loan, Interest Rate | Rate	10.75%